Prepayments, Other Receivables and Other Current Assets	12 Months Ended
Sep. 30, 2024
Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments, other receivables and other current assets

(4) Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets consisted of the following as of September 30, 2024, and 2023:

	2024	2023
Deposits and prepayments	$77,538	$47,437
Advance to suppliers	460,657	715,038
	$538,195	$762,475